Related party transactions	12 Months Ended
Mar. 31, 2012
Related party transactions [Abstract]
Related party transactions

24. Related party transactions

Sterling Group Partners I, L.P., Perry Partners, L.P. and Perry Partners International, Inc. are collectively “the Sponsors” of the Company. The Company may receive consulting and advisory services provided by the Sponsors (principals or employees of such Sponsors are directors of the Company) with respect to the organization of the companies, employee benefit and compensation arrangements, and other matters, and no fee is charged for these consulting and advisory services.

In order for the Sponsors to provide such advisory and consulting services, the Company provides reports, financial data and other information to the Sponsors. This permits them to consult with and advise the Company’s management on matters relating to its operations, company affairs and finances. In addition, this permits them to visit and inspect any of the Company’s properties and facilities.

There were no material related party transactions during the years ended March 31, 2012, 2011 and 2010. All related party transactions were in the normal course of operations and were measured at the exchange amount, being the consideration established and agreed to by the related parties.